Note 23 (Tables)	6 Months Ended
Jun. 30, 2021
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	June 2021	December 2020
Provisions for pensions and similar obligations		3,923	4,272
Other long term employee benefits		43	49
Provisions for taxes and other legal contingencies	6.1	580	612
Provisions for contingent risks and commitments	30	697	728
Other provisions (*)		1,217	479
Total		6,460	6,141
(*) Individually insignificant provisions or contingencies for various concepts in different geographies. In 2021, it also includes a €754 million provision for the collective layoff procedure that has been carried out at Banco Bilbao Vizcaya Argentaria, S.A.